Subsequent Events (Details Narrative) - USD ($)				1 Months Ended		12 Months Ended
	Apr. 17, 2015	Apr. 15, 2015	May. 05, 2014	Apr. 30, 2015	Apr. 17, 2015	Mar. 31, 2015	Mar. 31, 2014
Common stock, shares issued						30,573,200	30,573,200
Common stock, shares outstanding						30,573,200	30,573,200
Content Checked Inc [Member]
Unsecured convertible notes						$ 1,403,450
Secured convertible note						$ 250,000
Common stock, shares issued						1,000,000	1,000,000
Common stock, shares outstanding						1,000,000	1,000,000
Accredited Investors [Member] | Content Checked Inc [Member]
Debt interest rate per annum			5.00%
Secured convertible note			$ 250,000
Debt maturity date			Mar. 31, 2015
Accredited Investors [Member] | Content Checked Inc [Member] | Unsecured Bridge Notes One [Member]
Debt instruments conversion price per share			$ 0.45
Accredited Investors [Member] | Content Checked Inc [Member] | Unsecured Bridge Notes Two [Member]
Debt instruments conversion price per share			$ 0.40
Subsequent Event [Member] | Content Checked Inc [Member] | Kris Finstad [Member]
Sale of stock during period price per share	$ 0.50				$ 0.50
Number of shares held for escrow					500,000
Number of shares deposited for escrow					500,000
Subsequent Event [Member] | Content Checked Inc [Member] | Private Placement Offering [Member]
Number of restricted common stock issued during period						333,400
Sale of stock during period price per share						$ 0.50
Number of restricted common stock issued during period, value						$ 166,700
Proceeds from private placements						1,920,150
Subsequent Event [Member] | Content Checked Inc [Member] | Unsecured Bridge Notes [Member] | Private Placement Offering [Member]
Debt offering cost						$ 125,000
Subsequent Event [Member] | Private Placement Offering [Member]
Issuance of restricted common stock shares	4,299,400
Subsequent Event [Member] | Unaffiliated Shareholder [Member]
Unsecured Loan		$ 45,000
Debt term		6 months
Debt interest rate per annum		5.00%
Subsequent Event [Member] | Accredited Investor One [Member] | Content Checked Inc [Member]
Unsecured convertible notes				$ 1,503,450
Debt instruments interest rate				5.00%
Debt Maturity date description				March 31, 2015 and April 30, 2015
Subsequent Event [Member] | Split-Off Agreement [Member]
Number of common stock shares cancelled	24,400,000
Subsequent Event [Member] | Merger Agreement [Member] | Content Checked Inc [Member]
Common stock, shares issued	1,000,000				1,000,000
Common stock, shares outstanding	1,000,000				1,000,000
Merger converted into shares					24
Number of reverse merger shares during period					24,000,000